Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 285	$ 257	$ 32
(Income) loss from discontinued operations, net of income taxes	(67)	(35)	59
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	454	425	392
Effects of Pepco divestiture-related claims			11
Deferred income taxes	274	140	345
Losses on treasury rate locks reclassified into income		1	18
Impairment losses	12
Other	(15)	(16)	(19)
Changes in:
Accounts receivable	(2)	56	(113)
Inventories	(28)	(8)	(3)
Prepaid expenses	(12)	(4)	(1)
Regulatory assets and liabilities, net	(174)	(148)	(154)
Accounts payable and accrued liabilities	43	(53)	114
Pension contributions	(200)	(110)	(100)
Pension benefit obligation, excluding contributions	65	53	68
Cash collateral related to derivative activities	88	9	13
Income tax-related prepayments, receivables and payables	(122)	11	(213)
Other assets and liabilities	16	43	51
Net current assets held for disposition or sale	(25)	65	313
Net Cash From Operating Activities	592	686	813
INVESTING ACTIVITIES
Investment in property, plant and equipment	(1,216)	(941)	(802)
Department of Energy capital reimbursement awards received	40	52	13
Proceeds from sale of Conectiv Energy wholesale power generation business			1,640
Changes in restricted cash equivalents	(1)	(10)	(2)
Net other investing activities	6	(9)	7
Investment in property, plant and equipment associated with Conectiv Energy assets held for sale			(138)
Proceeds from disposal of assets held for disposition	202	161
Net Cash (Used By) From Investing Activities	(969)	(747)	718
FINANCING ACTIVITIES
Dividends paid on common stock	(248)	(244)	(241)
Common stock issued for the Dividend Reinvestment Plan and employee-related compensation	51	47	47
Redemption of preferred stock of subsidiaries		(6)
Issuances of long-term debt	450	235	383
Reacquisitions of long-term debt	(176)	(70)	(1,726)
Issuances of short-term debt, net	233	198	4
Cost of issuances	(9)	(10)	(7)
Net other financing activities	(8)	(1)	(6)
Net financing activities associated with Conectiv Energy assets held for sale			(10)
Net Cash From (Used By) Financing Activities	293	149	(1,556)
Net (Decrease) Increase In Cash and Cash Equivalents	(84)	88	(25)
Cash and Cash Equivalents of Discontinued Operations			(1)
Cash and Cash Equivalents at Beginning of Year	109	21	46
CASH AND CASH EQUIVALENTS AT END OF YEAR			20
CASH AND CASH EQUIVALENTS AT END OF YEAR	25	109	21
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest (net of capitalized interest of $8 million, $11 million and $9 million, respectively)	253	240	310
Cash paid (received) for income taxes		4	(13)
Non-cash activities:
Reclassification of property, plant and equipment to regulatory assets	88
Reclassification of asset removal costs regulatory liability to accumulated depreciation	$ 61